STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 16, 2009

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A3, B, C, R, Y, Investor and Institutional Class shares and AIM Cash Reserve Shares, as applicable, of the Funds listed below:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM MUNICIPAL BOND FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM CORE BOND FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED            OTHER
                                       MUTUAL FUNDS        POOLED INVESTMENT       OTHER ACCOUNTS
                     DOLLAR RANGE     MANAGED (ASSETS      VEHICLES MANAGED       MANAGED (ASSETS
                          OF           IN MILLIONS)       (ASSETS IN MILLIONS)      IN MILLIONS)
                      INVESTMENTS   ------------------   ---------------------   ------------------
                        IN EACH     NUMBER OF            NUMBER OF               NUMBER OF
"PORTFOLIO MANAGER      FUND(1)      ACCOUNTS   ASSETS    ACCOUNTS     ASSETS     ACCOUNTS   ASSETS
------------------   ------------   ---------   ------   ---------   ---------   ---------   ------
                                         AIM CORE BOND FUND
Cynthia Brien(2)         None          None       None      None          None      None       None
Chuck Burge(2)           None             1      $14.7         6      $2,881.0         3     $239.0

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien and Mr. Burge began serving as portfolio managers on AIM Core Bond Fund on January 14, 2009."

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM INCOME FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of July 31, 2008 (except as noted):

                                     OTHER REGISTERED            OTHER
                                       MUTUAL FUNDS        POOLED INVESTMENT       OTHER ACCOUNTS
                     DOLLAR RANGE     MANAGED (ASSETS      VEHICLES MANAGED       MANAGED (ASSETS
                          OF           IN MILLIONS)       (ASSETS IN MILLIONS)      IN MILLIONS)
                      INVESTMENTS   ------------------   ---------------------   ------------------
                        IN EACH     NUMBER OF            NUMBER OF               NUMBER OF
"PORTFOLIO MANAGER      FUND(1)      ACCOUNTS   ASSETS    ACCOUNTS    ASSETS      ACCOUNTS   ASSETS
------------------   ------------   ---------   ------   ---------   ---------   ---------   ------
                                         AIM INCOME FUND
Cynthia Brien(2)         None          None       None      None          None      None       None
Chuck Burge(2)           None             1     $ 14.7         6      $2,881.0         3     $239.0
Peter Ehret              None             3     $790.7      None          None      None       None
Darren Hughes            None             3     $790.7      None          None      None       None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien and Mr. Burge began serving as portfolio managers on AIM Income Fund on January 14, 2009. Ownership information for Ms. Brien and Mr. Burge has been provided as of December 31, 2008."

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM LIMITED MATURITY TREASURY FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED            OTHER
                                       MUTUAL FUNDS        POOLED INVESTMENT       OTHER ACCOUNTS
                     DOLLAR RANGE     MANAGED (ASSETS      VEHICLES MANAGED       MANAGED (ASSETS
                          OF           IN MILLIONS)       (ASSETS IN MILLIONS)      IN MILLIONS)
                      INVESTMENTS   ------------------   ---------------------   ------------------
                        IN EACH     NUMBER OF            NUMBER OF               NUMBER OF
"PORTFOLIO MANAGER      FUND(1)      ACCOUNTS   ASSETS    ACCOUNTS     ASSETS     ACCOUNTS   ASSETS
------------------   ------------   ---------   ------   ---------   ---------   ---------   ------
                                AIM LIMITED MATURITY TREASURY FUND
Scott Case(2)            None          None      None        3         $678.0        13      $320.0
Brian Schneider(2)       None          None      None        2         $503.0         8      $337.0

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Messrs. Case and Schneider began serving as portfolio managers on AIM Limited Maturity Treasury Fund on January 14, 2009."

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM SHORT TERM BOND FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED            OTHER
                                       MUTUAL FUNDS        POOLED INVESTMENT       OTHER ACCOUNTS
                     DOLLAR RANGE     MANAGED (ASSETS      VEHICLES MANAGED       MANAGED (ASSETS
                          OF           IN MILLIONS)       (ASSETS IN MILLIONS)      IN MILLIONS)
                      INVESTMENTS   ------------------   ---------------------   ------------------
                        IN EACH     NUMBER OF            NUMBER OF               NUMBER OF
"PORTFOLIO MANAGER      FUND(1)      ACCOUNTS   ASSETS    ACCOUNTS     ASSETS     ACCOUNTS   ASSETS
------------------   ------------   ---------   ------   ---------   ---------   ---------   ------
                                      AIM SHORT TERM BOND FUND
Cynthia Brien(2)         None          None       None      None          None      None       None
Chuck Burge(2)           None             1      $14.7         6      $2,881.0         3     $239.0

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien and Mr. Burge began serving as portfolio managers on AIM Short Term Bond Fund on January 14, 2009."

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM U.S. GOVERNMENT FUND" on page H-3 of the Statement of Additional Information. The following table reflects information as of December 31, 2008:

                                     OTHER REGISTERED            OTHER
                                       MUTUAL FUNDS        POOLED INVESTMENT       OTHER ACCOUNTS
                     DOLLAR RANGE     MANAGED (ASSETS      VEHICLES MANAGED       MANAGED (ASSETS
                          OF           IN MILLIONS)       (ASSETS IN MILLIONS)      IN MILLIONS)
                      INVESTMENTS   ------------------   ---------------------   ------------------
                        IN EACH     NUMBER OF            NUMBER OF               NUMBER OF
"PORTFOLIO MANAGER      FUND(1)      ACCOUNTS   ASSETS    ACCOUNTS     ASSETS     ACCOUNTS   ASSETS
------------------   ------------   ---------   ------   ---------   ---------   ---------   ------
                                      AIM U.S. GOVERNMENT FUND
Clint Dudley(2)       $1-$10,000       None      None       None         None       None       None
Brian Schneider(2)          None       None      None          2       $503.0          8     $337.0

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Messrs. Dudley and Schneider began serving as portfolio managers on AIM U.S. Government Fund on January 14, 2009."